Shareholders’ Equity (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 28, 2024	Mar. 15, 2024	Jan. 18, 2024	Dec. 15, 2023	Sep. 15, 2023	Sep. 14, 2023	Jun. 15, 2023	Mar. 15, 2023	Dec. 30, 2022	Sep. 26, 2022	Sep. 30, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 05, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												20,000,000		25,000,000	25,000,000
Proceeds from issuance for cah proceeds												$ 190,000			$ 1,259,995
Preferred Series A issued for conversion of notes, amount											$ 157,733				$ 157,733
Common stock, authorized												250,000,000		250,000,000	250,000,000
Common stock, par value												$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued												7,720,084		7,656,488	7,108,336
Common stock, shares outstanding												7,720,084		7,656,488	7,108,336
Common Stock issued for services, shares															6,000
Shares, value for services														$ 192,040	$ 50,960
Common Stock issued for service, par value															$ 8.49
Offering expenses												$ 1,789			$ 149,137
Common Stock issued for conversion of notes and accrued interest											$ 85,543				85,543
Proceeds from issuance of common stock												161,846	33,000	1,591,492	737,000
Payments of stock issuance costs												1,629		17,601	149,137
Liquidated damages expenses												0	$ 188,485	392,660	282,916
Liquidated damages and accrued interest															$ 282,916
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value						$ 0.001						$ 0.001		$ 0.001	$ 0.001
Preferred stock converted into common stock										15						10
Preferred stock, conversion price										$ 3.00						$ 5.00
Preferred stock dividend paid in cash, per share										0.875				$ 3.50
Preferred stock dividend paid per share										$ 45.00
Proceeds from issuance for cah proceeds															$ 1,260,000
Shares issued as dividend		2,765		2,712	2,671	6,579	2,495	2,447
Preferred stock, shares issued												144,978		142,769	125,865
Preferred stock, shares outstanding												144,978		142,769	125,865
Stock issued for liquidated damages						6,579
Realized investment gains (losses)						$ 266,654
Common stock issued for conversion of shares			556									556
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												40,000		40,000		40,000
Preferred stock, par value												$ 0.001		$ 0.001
Preferred stock dividend paid in cash, per share												$ 1.25
Proceeds from issuance for cah proceeds	$ 190,000											$ 190,000
Preferred stock, shares issued												3,800		0
Preferred stock, shares outstanding												3,800		0
Number of shares issued	3,800
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized												25,000,000		25,000,000
Preferred stock, par value												$ 0.001		$ 0.001
Preferred Series A issued for conversion of notes, shares											95,596
Preferred Stock [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for cash, shares															28,004
Share price															$ 45.00
Proceeds from issuance for cah proceeds															$ 1,259,995
Preferred Series A issued for conversion of notes, shares															95,596
Preferred Series A issued for conversion of notes, amount															$ 96
Shares issued as dividend									2,265			2,765	2,447	10,325	2,265
Shares, value for services
Common Stock issued for conversion of notes and accrued interest
Preferred Stock [Member] | Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for cash, shares												3,800
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Series A issued for conversion of notes, amount
Common stock, par value						$ 0.001
Common Stock issued for services, shares												19,000		28,000	6,000
Shares, value for services												$ 108,720		$ 28	$ 6
Common stock issued for investment, shares															286,834
Common stock issued for investment															$ 587,863
Common Stock issued for conversion of notes and accrued interest, shares											777,663				777,663
Common Stock issued for conversion of notes and accrued interest															$ 778
Number of shares issued												36,256		389,896	286,834
Proceeds from issuance of common stock												$ 160,218		$ 1,573,891
Common stock issued for liquidated damages and accrued interest, shares						130,259								130,259
Common stock issued for liquidated damages and accrued interest														$ 781,684
Common stock issued for conversion of shares			8,340									8,340